Summary of significant accounting policies (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010
Statement [Line Items]
Net Loss	¥ (128.1)
Receivables Allowance	¥ 119.1
Intangible Assets Estimated Useful Life	5 years
Ownership Percentage Description	financial support letter from Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr. Wei, and from Dunxin Holdings Co., Ltd, a company that is 70% owned by the Chairman and the Chief Executive Officer, Mr. Wei, which have expressed the willingness and intention to provide the necessary financial support to the Company
PRC [Member]
Statement [Line Items]
Interest And Fee Income	6.00%
Equity Incentive Plan [member]
Statement [Line Items]
Common Stock, Shares Issued		1,069,615	269,252	23,200,000